SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 9.  SUBSEQUENT EVENTS

The Company has evaluated events and transactions that occurred subsequent to February 28, 2013 through April 11, 2013, the date the interim financial statements were available to be issued, for potential recognition or disclosure in the accompanying financial statements. Other than the disclosures above, the Company did not identify any events or transactions that should be recognized or disclosed in the accompanying financial statements.

NOTE 9.	SUBSEQUENT EVENTS
None. The Company has evaluated subsequent events through the date which the financial statements were available to be issued, and no such events have occurred.